Fair Value Measurements	12 Months Ended
Dec. 31, 2017
Fair Value Disclosures [Abstract]
Fair Value Disclosures [Text Block]
Note 19.	Fair Value Measurements

The following table presents the Company’s financial assets and liabilities that are measured at fair value on a recurring basis which were comprised of the following types of instruments at December 31, 2016 and 2017:

	Fair Value Measurements at December 31, 2016 Using
	Level 1	Level 2	Level 3

	(in thousands)
Assets:
Cash and cash equivalents:
Time deposits with original maturities less than three months	$13,055	-	-
Marketable securities available-for-sale:
Time deposit with original maturities more than three months	-	5,140	-
Money market fund	5,017	-	-
Restricted marketable securities:
Time deposits with original maturities of more than three months	-	324	-
Total	$18,072	5,464	-
Liabilities:
Short-term debt	$-	138,000	-
Total	$-	138,000	-

	Fair Value Measurements at December 31, 2017 Using
	Level 1	Level 2	Level 3
	(in thousands)
Assets:
Cash and cash equivalents:
Time deposits with original maturities less than three months	$22,559	-	-
Marketable securities available-for-sale:
Time deposit with original maturities more than three months	-	10,358	-
Money market fund	521	-	-
Restricted marketable securities:
Time deposits with original maturities of more than three months	-	470	-
Total	$23,080	10,828	-

	Fair Value Measurements at December 31, 2017 Using
	Level 1	Level 2	Level 3
	(in thousands)
Liabilities:
Short-term debt	$-	147,000	-
Total	$-	147,000	-

Non-financial assets such as goodwill, intangible assets, and property, plant, and equipment are measured at fair value only when an impairment loss is recognized. No such impairments were recognized in 2015, 2016 and 2017.

There were no transfers between Level 1 and Level 2 of fair value hierarchy and no transfers into or out of Level 3 financial instruments during the years ended December 31, 2015, 2016 and 2017.